Organization, Basis of Presentation and Summary of Significant Accounting Policies - Basis of Presentation and Consolidation (Details) - USD ($) $ in Thousands		5 Months Ended	9 Months Ended
	Jan. 21, 2021	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2020
Business Combination, Separately Recognized Transactions [Line Items]
Decrease in fair value of warrants		$ 14,600	$ 30,944	$ 0
Other income			$ 30,900
Gores Holdings IV, Inc.
Business Combination, Separately Recognized Transactions [Line Items]
Proceeds from business combination	$ 895,100
Costs related to business combination	16,000
Liability assumed on warrants	$ 45,600